As filed with the Securities and Exchange Commission on February 20, 2002

                                     Investment Company Act File No. 811-10095

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                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

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                                   FORM N-1A
                       REGISTRATION STATEMENT UNDER THE
                      INVESTMENT COMPANY ACT OF 1940                  [X]
                              AMENDMENT NO. 2                         [X]
                       (Check appropriate box or boxes)

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                         MASTER SMALL CAP VALUE TRUST
              (Exact Name Of Registrant As Specified In Charter)

                P.O. Box 9011, Princeton, New Jersey 08543-9011
                   (Address Of Principal Executive Offices)

              REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                (800) 637-3863

                                TERRY K. GLENN
                         Master Small Cap Value Trust
                P.O. Box 9011, Princeton, New Jersey 08543-9011
                    (Name and Address of Agent for Service)

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                                  Copies to:

                            Counsel for the Trust:

Brian M. Kaplowitz, Esq.                     Philip L. Kirstein, Esq
SIDLEY AUSTIN BROWN & WOOD LLP               FUND ASSET MANAGEMENT, L.P.
875 Third Avenue                             P.O. Box 9011
New York, New York 10022                     Princeton, New Jersey 08543-9011

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



     This Amendment No. 2 to the Registrant's Registration Statement on Form N-1A (File No. 811-10095) (the "Registration Statement") consists of the following:

     (1) Facing Sheet of this Registration Statement.

     (2) Part C of this Registration Statement (including signature page).

     Except as revised below, parts A and B are incorporated herein by reference from Amendment No. 1 to this Registration Statement filed on July 12, 2001.

     This Amendment No. 2 is being filed to revise the information appearing in Item 6. entitled "Management, Organization, and Capital Structure" under the caption "Portfolio Manager" by deleting such information and adding the following:

               R. Elise Baum has been the Senior Portfolio Manager of the Trust since February 12, 2002. Ms. Baum has been a Managing Director of Merrill Lynch Investment Managers, L.P. ("MLIM") since 2000. Ms. Baum was also a First Vice President of MLIM from 1999 to 2000, a Director from 1997 to 1999 and a Vice President from 1995 to 1997.

     This Amendment No. 2 is also being filed to amend the information appearing in Item 13. entitled "Management of the Trust" under the caption "Management Information" as follows:

     The biography of Daniel V. Szemis appearing on page B-2 is deleted and replaced by the following biography:

               R. Elise Baum (41) - Senior Portfolio Manager(1)(2) - Managing Director of MLIM since 2000; First Vice President of MLIM from 1999 to 2000; Director of MLIM from 1997 to 1999; Vice President of MLIM from 1995 to 1997.

                                    PART C.
                               OTHER INFORMATION

Item 1.  Exhibits.


  Exhibit
   Number                                                   Description
  -------                                                   -----------

      1(a)         --      Certificate of Trust, dated September 1, 2000.(a)
       (b)         --      Declaration of Trust, dated May 2, 2000.(a)
      2            --      By-Laws of the Registrant.(a)
      3            --      Portions of the Declaration of Trust and By-Laws of the Registrant defining the rights of holders of interests in the Registrant.(b)
      4(a)         --      Form of Investment Advisory Agreement between the Registrant and Fund Asset
                           Management, L.P. (a)
      5            --      Omitted pursuant to Paragraph 2(b) of Instruction B of the General Instructions to
                           Form N-1A.
      6            --      None.
      7            --      Form of Custody Agreement between the Registrant and The Bank of New York.(a)
      8(a)         --      Form of Placement Agent Agreement between the Registrant and FAM Distributors,
                           Inc.(a)
       (b)         --      Form of Subscription Agreement for the acquisition of interests in the
                           Registrant.(a)
       (c)(1)      --      Amended and Restated Credit Agreement between the Registrant and a syndicate of banks.(c)
       (c)(2)      --      Form of Second Amended and Restated Credit Agreement between the Registrant, a syndicate of banks and certain other parties.(g)
       (d)         --      Form of Administrative Services Agreement between the Registrant and State Street
                           Bank and Trust Company.(d)
      9            --      Omitted pursuant to Paragraph 2(b) of Instruction B of the General Instructions to
                           Form N-1A.
     10            --      Consent of Deloitte & Touche LLP, independent auditors for the Registrant.(e)
     11            --      None.
     12 (a)        --      Certificate of Merrill Lynch Small Cap Value Fund, Inc.(a)
        (b)        --      Certificate of Mercury Small Cap Value Fund, Inc.(a)
     13            --      None.
     14            --      None.
     15            --      Code of Ethics.(f)


a. Filed on September 1, 2000, as an Exhibit to the Registrant's Registration Statement on Form N-1A (File No. 811-10095) under the Investment Company Act of 1940, as amended (the "Registration Statement").

b. Reference is made to Article I (Sections 1.1 and 1.2), Article II (Sections 2.2, 2.4 and 2.7), Article III (Sections 3.2, 3.4, 3.8, 3.10,
     3.11 and 3.12), Article V (Sections 5.1, 5.2, 5.3, 5.4, 5.5, 5.6, 5.7,
     5.8, 5.9 and 5.10), Article VI, Article VII (Sections 7.1 and 7.2),
     Article VIII (Sections 8.1, 8.3 and 8.6), Article IX, Article X (Sections 10.2, 10.3, 10.4 and 10.5) and Article XI (Sections 11.2, 11.4 and 11.6)
     of the Registrant's Declaration of Trust, filed as Exhibit 1(b) to the Registration Statement; the Certificate of Trust, filed as Exhibit 1(a) to the Registration Statement; and Article I, Article III (Sections 3.7 and 3.10) and Article VI (Section 6.2) of the Registrant's By-Laws, filed as Exhibit 2 to the Registration Statement.

c. Incorporated by reference to Exhibit (b) to the Issuer Tender Offer Statement on Schedule TO of Merrill Lynch Senior Floating Rate Fund, Inc. (File No. 333-15973), filed on December 14, 2000.

d. Incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Merrill Lynch Focus Twenty Fund, Inc. (File No. 333-89775) filed on March 20, 2001.

e. Filed on July 12, 2001, as an Exhibit to Amendment No. 1 to the Registration Statement.

f. Incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A of Merrill Lynch Multi-State Limited Maturity Municipal Series Trust (File No. 33-50417) filed on November 22, 2000.

g. Incorporated by reference to Exhibit (b)(2) of the Issuer Tender Offer Statement on Schedule TO of Merrill Lynch Senior Floating Rate Fund, Inc. (File No. 333-39837), filed on December 14, 2001.


Item 2. Persons Controlled by or under Common Control with the Trust.

         The Registrant does not control and is not under common control with any other person.

Item 3.  Indemnification.

     Reference is made to Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), and pursuant to Sections 8.2, 8.3 and 8.4, of Article VIII of the Registrant's Declaration of Trust (the "Declaration of Trust") (filed on September 1, 2000 as Exhibit 1(b) to the Registrant's Registration Statement), Trustees, officers, employees and agents of the Trust will be indemnified to the maximum extent permitted by Delaware law and the Investment Company Act.

     Article VIII, Section 8.1 provides, inter alia, that no Trustee, officer, employee or agent of the Registrant shall be liable to the Registrant, its Holders, or to any other Trustee, officer, employee or agent thereof for any action or failure to act (including, without limitation, the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties.

     Article VIII, Section 8.2 of the Registrant's Declaration of Trust provides:

     The Trust shall indemnify each of its Trustees, officers, employees and agents (including persons who serve at its request as directors, officers or trustees of another organization in which it has any interest, as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any



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

action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been such a Trustee, officer, employee or agent, except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties; provided, however, that as to any matter disposed of by a compromise payment by such Person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless there has been a determination that such Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or, in the absence of a judicial determination, by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct, which determination shall be made by a majority of a quorum of Trustees who are neither Interested Persons of the Trust nor parties to the action, suit or proceeding, or by written opinion from independent legal counsel approved by the Trustees. The rights accruing to any Person under these provisions shall not exclude any other right to which he may be lawfully entitled; provided that no Person may satisfy any right of indemnity or reimbursement granted herein or to which he may be otherwise entitled except out of the Trust Property. The Trustees may make advance payments in connection with indemnification under this Section 8.2; provided that any advance payment of expenses by the Trust to any Trustee, officer, employee or agent shall be made only upon the undertaking by such Trustee, officer, employee or agent to repay the advance unless it is ultimately determined that he is entitled to indemnification as above provided, and only if one of the following conditions is met:

          (a) the Trustee, officer, employee or agent to be indemnified provides a security for his undertaking; or

          (b) the Trust shall be insured against losses arising by reason of any lawful advances; or

          (c) there is a determination, based on a review of readily available facts, that there is reason to believe that the Trustee, officer, employee or agent to be indemnified ultimately will be entitled to indemnification, which determination shall be made by:

               (i) a majority of a quorum of Trustees who are neither Interested Persons of the Trust nor parties to the Proceedings; or

               (ii) an independent legal counsel in a written opinion.

     Article VIII, Section 8.3 of the Registrant's Declaration of Trust further provides:

     Nothing contained in Sections 8.1 or 8.2 hereof shall protect any Trustee or officer of the Trust from any liability to the Trust or its Holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Nothing contained in Sections 8.1 or 8.2 hereof or in any agreement of the character described in Section 4.1 or 4.2 hereof shall protect any Investment Adviser to the Trust against any liability to the Trust to which such Investment Adviser would



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otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the Investment Adviser's duties to the Trust, or by reason of the Investment Adviser's reckless disregard of the Investment Adviser's obligations and duties under the agreement pursuant to which such Investment Adviser serves as Investment Adviser to the Trust.

     As permitted by Article VIII, Section 8.6, the Registrant may insure its Trustees and officers against certain liabilities, and certain costs of defending claims against such Trustees and officers, to the extent such Trustees and officers are not found to have committed conduct constituting conflict of interest, intentional non-compliance with statutes or regulations or dishonest, fraudulent or criminal acts or omissions. The Registrant will purchase an insurance policy to cover such indemnification obligation. The insurance policy also will insure the Registrant against the cost of indemnification payments to Trustees and officers under certain circumstances. Insurance will not be purchased that protects, or purports to protect, any Trustee or officer from liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

     The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust and By-Laws in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the Investment Company Act so long as the interpretation of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 26.   Business and Other Connections of the Investment Adviser.

     See Item 6 in Part A and Item 15 in Part B of the Trust's Registration Statement regarding the business of the Investment Adviser. Information relating to the business, profession, vocation or employment of a substantial nature engaged in by the Investment Adviser or any of its respective officers and directors during the past two years is incorporated herein by reference from Item 26 in Part C of the Merrill Lynch Registration Statement on Form N-1A and Item 26 in Part C of the Mercury Registration Statement on Form N-1A.

Item 27.   Principal Underwriters.

     (a) FAMD acts as the placement agent for the Registrant, Master Basic Value Trust, Master Focus Twenty Trust, Master Large Cap Series Trust, Master Mid Cap Growth Trust, Master Premier Growth Trust, Master Senior Floating Rate Trust, Master Small Cap Value Trust and Master U.S. High Yield Trust and as the principal underwriter for each of the following open-end investment companies: Financial Institutions Series Trust, Mercury Basic Value Fund, Inc., Mercury Focus Twenty Fund, Inc., Mercury Global Balanced Fund of Mercury Funds, Inc., Mercury Global Holdings, Inc., Mercury HW Funds, Mercury International Fund of Mercury Funds, Inc., Mercury Large Cap Series Funds, Inc., Mercury Mid Cap Growth Fund, Inc., Mercury Pan-European Growth Fund of Mercury Funds, Inc., Mercury Premier Growth Fund, Inc., Mercury Small Cap Value Fund, Inc., Mercury U.S. High Yield Fund, Inc., Summit Cash Reserves Fund of Financial Institutions Series Trust; Merrill Lynch Balanced Capital Fund, Inc., Merrill Lynch Basic Value Fund, Inc., Merrill Lynch Bond Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Disciplined Equity Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch Emerging



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Markets Debt Fund, Inc., Merrill Lynch Equity Income Fund, Inc., Merrill Lynch
EuroFund, Merrill Lynch Focus Twenty Fund, Inc., Merrill Lynch Focus Value Fund, Inc., Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Funds for Institutions Series, Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Financial Services Fund, Inc., Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Index Funds, Inc., Merrill Lynch International Equity Fund, Merrill Lynch Large Cap Growth Focus Fund of Mercury V.I. Funds, Inc., Merrill Lynch Large Cap Series Funds, Inc., Merrill Lynch Latin America Fund, Inc., Merrill Lynch Mid Cap Growth Fund, Inc., Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Natural Resources Trust, Merrill Lynch Pacific Fund,
Inc., Merrill Lynch Premier Growth Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Income Fund, Inc., Merrill Lynch Short-Term U.S. Government Fund, Inc., Merrill Lynch Small Cap Value Fund, Inc., Merrill Lynch U.S. Government Mortgage Fund, Merrill Lynch U.S. High Yield Fund, Inc., Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S. Government Mortgage Fund, Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Utilities and Telecommunications Fund, Inc., Merrill Lynch Variable Series Funds, Inc., Merrill Lynch World Income Fund, Inc., The Asset Program, Inc., and The S&P 500(R)Protected Equity Fund, Inc. FAMD also acts as the principal underwriter for the following closed-end registered investment companies: Mercury Senior Floating Rate Fund, Inc., Merrill Lynch Senior Floating Rate Fund, Inc., and Merrill Lynch Senior Floating Rate Fund II, Inc.

     (b) Set forth below is information concerning each director and officer of FAMD. The principal business address of each such person is P.O. Box 9081, Princeton, New Jersey 08543-9081, except that the address of Messrs. Breen, Fatseas and Wasel is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665.


                               Position(s) and Office(s)      Position(s) and Office(s) with
       Name                            with FAMD                        Registrant
-----------------------        -------------------------      ------------------------------

Terry K. Glenn                    President and Director          President and Trustee
Michael G. Clark                  Treasurer and Director          None
Thomas J. Verage                  Director                        None
Michael J. Brady                  Vice President                  None
William M. Breen                  Vice President                  None
Donald C. Burke                   Vice President                  Vice President and Treasurer
James T. Fatseas                  Vice President                  None
Debra W. Landsman-Yaros           Vice President                  None
William Wasel                     Vice President                  None
Robert Harris                     Secretary                       None


         (c) Not Applicable.



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

Item 28.  Location of Accounts and Records.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act and the rules thereunder are maintained at the offices of the Registrant (800 Scudders Mill Road, Plainsboro, New Jersey 08536).


Item 29.  Management Services.

     Other than as set forth or incorporated by reference in Item 6 of the Trust's Part A and Item 13 and Item 15 in Part B of the Trust's Registration Statement, the Registrant is not a party to any management-related service contract.


Item 30.  Undertakings.

     Not Applicable.




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


                                  SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 20th day of February, 2002.


                           MASTER SMALL CAP VALUE TRUST
                           (Registrant)



                           By:  /s/ DONALD C. BURKE
                                -----------------------------------------------
                                (Donald C. Burke, Vice President and Treasurer)






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